TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information

Transamerica Legg Mason Dynamic Allocation - Balanced VP Transamerica Legg Mason Dynamic Allocation - Growth VP Transamerica QS Investors Active Asset Allocation - Conservative VP Transamerica QS Investors Active Asset Allocation - Moderate VP Transamerica QS Investors Active Asset Allocation - Moderate Growth VP

(each, a “Portfolio” and collectively, the “Portfolios”)

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Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. All of QS Investors’ rights and obligations under the sub-advisory agreements with Transamerica Asset Management, Inc. with respect to the Portfolios will be transferred to Franklin Advisers, and Franklin Advisers will serve as the sub-adviser to the Portfolios. Each Portfolio’s investment objective, principal investment strategies, principal risks, investment manager and investment management and sub-advisory fee schedules will remain the same. As of that date, all references to QS Investors as sub-adviser to the Portfolios in the Prospectus, Summary Prospectuses and Statement of Additional Information are replaced with Franklin Advisers.

All changes described below are effective August 7, 2021.

The following replaces the information relating to QS Investors in the Prospectus in the sub-section entitled “Further Information About Each Sub-Adviser” under the section entitled “Shareholder Information – Sub-Adviser(s)”:

Franklin Advisers, Inc. has been a registered investment adviser since 1986. As of December 31, 2020, Franklin Advisers, Inc. had approximately $362 billion in total assets under management. Franklin Advisers, Inc. is a wholly-owned subsidiary of Franklin Resources, Inc.

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The following replaces the corresponding information in the Prospectus and Summary Prospectus for each of Transamerica Legg Mason Dynamic Allocation - Balanced VP and Transamerica Legg Mason Dynamic Allocation - Growth VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Franklin Advisers, Inc.
Portfolio Managers:
Laura Green, CFA	Portfolio Manager	since 2021
Thomas Picciochi	Portfolio Manager	since 2014

Sub-Sub-Adviser: Western Asset Management Company, LLC

Portfolio Managers:
Prashant Chandran	Portfolio Manager	since 2012
Jim K. Huynh	Portfolio Manager	since 2013
S. Kenneth Leech	Portfolio Manager	since 2014

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The following replaces the corresponding information in the Prospectus in the section entitled “Shareholder Information – Portfolio Manager(s)” under the heading for each of Transamerica Legg Mason Dynamic Allocation - Balanced VP and Transamerica Legg Mason Dynamic Allocation - Growth VP:

Name	Sub-Adviser	Positions Over Past Five Years
Laura Green, CFA	Franklin Advisers, Inc.

Portfolio Manager of the portfolio since 2021; Vice President and Portfolio Manager at Franklin Templeton Investment Solutions, wholly-owned by Franklin Advisers, Inc. (formerly, QS Investors, LLC)

since 2010

Thomas Picciochi	Franklin Advisers, Inc.

Portfolio Manager of the portfolio since 2014; Head of Portfolio Management at Franklin Advisers, Inc. (formerly, QS Investors, LLC) since 2020, Head of

Multi-Asset Portfolio Management at Franklin Advisers, Inc. from 2010 - 2020

Prashant Chandran	Western Asset Management Company, LLC	Portfolio Manager of the portfolio since 2012; Employed by Western Asset Management Company, LLC since 2005
Jim K. Huynh	Western Asset Management Company, LLC	Portfolio Manager of the portfolio since 2013. Employed by Western Asset Management Company, LLC since 2003
S. Kenneth Leech	Western Asset Management Company, LLC	Portfolio Manager of the portfolio since 2014; Chief Investment Officer since 1990

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The following replaces the corresponding information in the Prospectus and Summary Prospectuses for each of Transamerica QS Investors Active Asset Allocation - Conservative VP, Transamerica QS Investors Active Asset Allocation - Moderate VP and Transamerica QS Investors Active Asset Allocation - Moderate Growth VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Franklin Advisers, Inc.
Portfolio Managers:
Laura Green, CFA	Portfolio Manager	since 2021
Thomas Picciochi	Portfolio Manager	since 2015

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The following replaces the corresponding information in the Prospectus in the section entitled “Shareholder Information – Portfolio Manager(s)” under the heading for each of Transamerica QS Investors Active Asset Allocation - Conservative VP, Transamerica QS Investors Active Asset Allocation - Moderate VP and Transamerica QS Investors Active Asset Allocation - Moderate Growth VP:

Name	Sub-Adviser	Positions Over Past Five Years
Laura Green, CFA	Franklin Advisers, Inc.

Portfolio Manager of the portfolio since 2021; Vice President and Portfolio Manager at Franklin Templeton Investment Solutions, wholly-owned by Franklin Advisers, Inc. (formerly, QS Investors, LLC)

since 2010

Thomas Picciochi	Franklin Advisers, Inc.

Portfolio Manager of the portfolio since 2015; Head of Portfolio Management at Franklin Advisers, Inc. (formerly, QS Investors, LLC) since 2020, Head of

Multi-Asset Portfolio Management at Franklin Advisers, Inc. from 2010 - 2020

The following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Franklin Advisers, Inc. (formerly, QS Investors, LLC) (“Franklin Advisers”)”:

Transamerica Legg Mason Dynamic Allocation - Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Thomas Picciochi	35	$8.2 billion	32	$5.5 billion	36	$700 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Thomas Picciochi	0	$0	0	$0	1	$48 million

* As of June 30, 2021

Transamerica Legg Mason Dynamic Allocation - Growth VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Thomas Picciochi	35	$8.8 billion	32	$5.5 billion	36	$700 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Thomas Picciochi	0	$0	0	$0	1	$48 million

* As of June 30, 2021

Transamerica QS Investors Active Asset Allocation - Conservative VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Thomas Picciochi	35	$8.9 billion	32	$5.5 billion	36	$700 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Thomas Picciochi	0	$0	0	$0	1	$48 million

* As of June 30, 2021

QS Investors Active Asset Allocation – Moderate Growth VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Thomas Picciochi	35	$7.9 billion	32	$5.5 billion	36	$700 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Thomas Picciochi	0	$0	0	$0	1	$48 million

* As of June 30, 2021

QS Investors Active Asset Allocation – Moderate VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Thomas Picciochi	35	$8.7 billion	32	$5.5 billion	36	$700 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Thomas Picciochi	0	$0	0	$0	1	$48 million

*                             As of June 30, 2021

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Investors Should Retain this Supplement for Future Reference

August 6, 2021